Acquisitions and Divestitures - Data Center Sale (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Site	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2017 Site
Business Acquisition [Line Items]
Proceeds from dispositions of businesses		$ 28	$ 0	$ 3,614
Net gain/(loss) on sale of divested businesses		$ 0	$ 0	1,774
Data Center Sale with Equinix
Business Acquisition [Line Items]
Proceeds from dispositions of businesses	$ 3,600
United States and Latin America | Data Center Sale with Equinix
Business Acquisition [Line Items]
Number of data center sites sold | Site	23				23
Selling, general and administrative expense | Data Center Sale with Equinix
Business Acquisition [Line Items]
Net gain/(loss) on sale of divested businesses				$ 1,800